Accrued Expenses - Accrued Expenses (Detail) (AUD)	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Legal, tax and accounting fees	269,609	461,548
Salary and related costs	402,839	1,036,125
Research and development materials	689,219	687,335
Other	279,315	144,432
Accrued expenses	1,640,982	2,329,440